Indebtedness (Tables)	12 Months Ended
Dec. 31, 2020
Indebtedness [Abstract]
Schedule of debt
	December 31, 2020	December 31, 2019

Revolving credit facility	$22	$10,054
Notes payable	2,101	3,272
Notes payable to related parties (Note 18)	66	800
Total debt	2,189	14,126
Less current debt	(199)	(11,021)

Total	$1,990	$3,105

Schedule of future minimum principal payments due on the notes payable
Year ended December 31,
2021	199
2022	198
2023	119
2024	123
2025	128
Thereafter	1,422

Total	$2,189